Leases - Schedule of Components of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Components of Lease Expense [Abstract]
Operating lease cost	$ 146	$ 638	$ 580
Variable lease cost		73	52
Total lease cost	$ 146	$ 711	$ 632
Weighted average remaining lease term		5 years 1 month 6 days
Weighted average discount rate		8.767%